Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Dec. 31, 2011	Mar. 16, 2011
Class of Stock [Line Items]
Common stock, shares authorized						500,000,000
Common stock, par value	$ 0	$ 0	$ 0			$ 0
Common stock, shares issued	210,216,043	209,867,426	209,529,412		209,529,412
Common stock, shares outstanding	210,216,043	209,867,426	209,529,412		209,529,412
Common stock dividends declared	$ 50,036	$ 50,036	$ 50,036
Dividends payable	12,509	12,509
Salary period paid upon employee leaving	30 days
Class A Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	420,000,000	420,000,000	420,000,000			420,000,000
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares issued	130,216,043	129,867,426	129,529,412		129,529,412
Common stock, shares outstanding	130,216,043	129,867,426	129,529,412		129,529,412
Shares issued during the period	348,617	338,014
Number of votes per share	1
Class B Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	80,000,000	80,000,000	80,000,000			80,000,000
Common stock, par value	$ 0	$ 0
Common stock, shares issued	80,000,000	80,000,000	80,000,000		80,000,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000		80,000,000
Number of votes per share	5
2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Class of Stock [Line Items]
Dividends				$ 382